Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.37%
Advertising–0.06%
Omnicom Group, Inc.	78	$5,874
Aerospace & Defense–2.73%
Arconic, Inc.	156	4,672
Boeing Co. (The)	210	66,837
General Dynamics Corp.	105	18,421
L3Harris Technologies, Inc.	81	17,928
Lockheed Martin Corp.	106	45,381
Northrop Grumman Corp.	64	23,972
Raytheon Co.	103	22,757
Textron, Inc.	78	3,583
TransDigm Group, Inc.	19	12,222
United Technologies Corp.	327	49,115
		264,888
Agricultural & Farm Machinery–0.19%
Deere & Co.	118	18,712
Agricultural Products–0.10%
Archer-Daniels-Midland Co.	211	9,444
Air Freight & Logistics–0.50%
C.H. Robinson Worldwide, Inc.	47	3,394
Expeditors International of Washington, Inc.	62	4,528
FedEx Corp.	93	13,452
United Parcel Service, Inc., Class B	265	27,433
		48,807
Airlines–0.09%
American Airlines Group, Inc.	32	859
Delta Air Lines, Inc.	57	3,177
Southwest Airlines Co.	53	2,914
United Airlines Holdings, Inc.(b)	19	1,421
		8,371
Alternative Carriers–0.06%
CenturyLink, Inc.	395	5,396
Apparel Retail–0.42%
Ross Stores, Inc.	128	14,360
TJX Cos., Inc. (The)	445	26,273
		40,633
Apparel, Accessories & Luxury Goods–0.27%
lululemon athletica, inc.(b)	46	11,012
Tapestry, Inc.	84	2,165
VF Corp.	156	12,943
		26,120
Application Software–2.11%
Adobe, Inc.(b)	181	63,556
Autodesk, Inc.(b)	81	15,945
Cadence Design Systems, Inc.(b)	98	7,067
Citrix Systems, Inc.	47	5,697
Intuit, Inc.	93	26,075
salesforce.com, inc.(b)	321	58,522
Shares		Value
Application Software–(continued)
Splunk, Inc.(b)	63	$9,781
Synopsys, Inc.(b)	53	7,818
Workday, Inc., Class A(b)	58	10,709
		205,170
Asset Management & Custody Banks–0.94%
Ameriprise Financial, Inc.	46	7,609
Bank of New York Mellon Corp. (The)	348	15,583
BlackRock, Inc.	58	30,586
Franklin Resources, Inc.	98	2,479
KKR & Co., Inc., Class A	191	6,093
Northern Trust Corp.	74	7,238
State Street Corp.	127	9,605
T. Rowe Price Group, Inc.	88	11,751
		90,944
Auto Parts & Equipment–0.08%
Aptiv PLC	90	7,631
Automobile Manufacturers–0.65%
Ford Motor Co.	1,436	12,666
General Motors Co.	523	17,463
Tesla, Inc.(b)	51	33,179
		63,308
Automotive Retail–0.27%
AutoZone, Inc.(b)	9	9,522
CarMax, Inc.(b)	60	5,822
O’Reilly Automotive, Inc.(b)	28	11,371
		26,715
Biotechnology–1.96%
AbbVie, Inc.	558	45,209
Alexion Pharmaceuticals, Inc.(b)	86	8,548
Amgen, Inc.	218	47,099
Biogen, Inc.(b)	65	17,475
BioMarin Pharmaceutical, Inc.(b)	66	5,511
Gilead Sciences, Inc.	470	29,704
Incyte Corp.(b)	75	5,480
Regeneron Pharmaceuticals, Inc.(b)	30	10,138
Vertex Pharmaceuticals, Inc.(b)	95	21,570
		190,734
Brewers–0.04%
Molson Coors Beverage Co., Class B	68	3,779
Broadcasting–0.17%
Fox Corp., Class A	251	9,307
ViacomCBS, Inc., Class B	199	6,792
		16,099
Building Products–0.12%
Johnson Controls International PLC	295	11,638
Cable & Satellite–1.23%
Charter Communications, Inc., Class A(b)	55	28,460
Comcast Corp., Class A	1,696	73,250

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Cable & Satellite–(continued)
Liberty Broadband Corp., Class C(b)	44	$5,849
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	174	8,530
Sirius XM Holdings, Inc.	535	3,782
		119,871
Casinos & Gaming–0.18%
Las Vegas Sands Corp.	120	7,837
MGM Resorts International	182	5,653
Wynn Resorts Ltd.	33	4,163
		17,653
Commodity Chemicals–0.14%
Dow, Inc.	285	13,130
Communications Equipment–0.96%
Arista Networks, Inc.(b)	22	4,914
Cisco Systems, Inc.	1,593	73,230
Juniper Networks, Inc.	133	3,051
Motorola Solutions, Inc.	69	12,213
		93,408
Computer & Electronics Retail–0.07%
Best Buy Co., Inc.	83	7,029
Construction Machinery & Heavy Trucks–0.46%
Caterpillar, Inc.	197	25,876
Cummins, Inc.	57	9,118
PACCAR, Inc.	128	9,499
		44,493
Construction Materials–0.14%
Martin Marietta Materials, Inc.	22	5,804
Vulcan Materials Co.	53	7,506
		13,310
Consumer Finance–0.78%
Ally Financial, Inc.	129	4,132
American Express Co.	302	39,221
Capital One Financial Corp.	171	17,066
Discover Financial Services	109	8,189
Synchrony Financial	228	7,389
		75,997
Copper–0.06%
Freeport-McMoRan, Inc.	527	5,850
Data Processing & Outsourced Services–4.42%
Automatic Data Processing, Inc.	158	27,080
Fidelity National Information Services, Inc.	234	33,616
Fiserv, Inc.(b)	210	24,908
FleetCor Technologies, Inc.(b)	32	10,087
Global Payments, Inc.	110	21,500
Mastercard, Inc., Class A	372	117,530
Paychex, Inc.	124	10,635
PayPal Holdings, Inc.(b)	419	47,720
Square, Inc., Class A(b)	130	9,710
Visa, Inc., Class A	636	126,545
		429,331
Distillers & Vintners–0.20%
Brown-Forman Corp., Class B	119	8,049
Shares		Value
Distillers & Vintners–(continued)
Constellation Brands, Inc., Class A	61	$11,486
		19,535
Distributors–0.05%
Genuine Parts Co.	57	5,334
Diversified Banks–4.35%
Bank of America Corp.	3,254	106,829
Citigroup, Inc.	796	59,230
JPMorgan Chase & Co.	1,161	153,670
U.S. Bancorp	590	31,400
Wells Fargo & Co.	1,531	71,865
		422,994
Diversified Chemicals–0.03%
Eastman Chemical Co.	47	3,350
Diversified Support Services–0.09%
Cintas Corp.	33	9,206
Drug Retail–0.14%
Walgreens Boots Alliance, Inc.	273	13,882
Electric Utilities–2.13%
American Electric Power Co., Inc.	183	19,072
Avangrid, Inc.	16	852
Duke Energy Corp.	269	26,262
Edison International	140	10,717
Entergy Corp.	74	9,733
Eversource Energy	128	11,832
Exelon Corp.	367	17,466
FirstEnergy Corp.	203	10,310
NextEra Energy, Inc.	182	48,812
PPL Corp.	257	9,301
Southern Co. (The)	400	28,160
Xcel Energy, Inc.	203	14,046
		206,563
Electrical Components & Equipment–0.47%
AMETEK, Inc.	90	8,744
Eaton Corp. PLC	145	13,698
Emerson Electric Co.	221	15,830
Rockwell Automation, Inc.	41	7,858
		46,130
Electronic Components–0.19%
Amphenol Corp., Class A	115	11,439
Corning, Inc.	266	7,100
		18,539
Electronic Equipment & Instruments–0.06%
Keysight Technologies, Inc.(b)	67	6,230
Environmental & Facilities Services–0.31%
Republic Services, Inc.	117	11,121
Waste Management, Inc.	156	18,985
		30,106
Fertilizers & Agricultural Chemicals–0.10%
Corteva, Inc.	266	7,693
Mosaic Co. (The)	101	2,004
		9,697
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Financial Exchanges & Data–1.06%
CME Group, Inc., Class A	131	$28,441
Intercontinental Exchange, Inc.	203	20,247
Moody’s Corp.	69	17,719
MSCI, Inc.	32	9,146
S&P Global, Inc.	92	27,023
		102,576
Food Distributors–0.16%
Sysco Corp.	188	15,442
Food Retail–0.09%
Kroger Co. (The)	316	8,488
Footwear–0.45%
NIKE, Inc., Class B	453	43,624
General Merchandise Stores–0.43%
Dollar General Corp.	94	14,420
Dollar Tree, Inc.(b)	83	7,227
Target Corp.	185	20,487
		42,134
Gold–0.14%
Newmont Corp.	307	13,833
Health Care Distributors–0.25%
AmerisourceBergen Corp.	58	4,962
Cardinal Health, Inc.	109	5,582
Henry Schein, Inc.(b)	51	3,516
McKesson Corp.	70	9,983
		24,043
Health Care Equipment–3.26%
Abbott Laboratories	649	56,554
ABIOMED, Inc.(b)	13	2,422
Baxter International, Inc.	186	16,595
Becton, Dickinson and Co.	100	27,518
Boston Scientific Corp.(b)	514	21,521
Danaher Corp.	236	37,965
Edwards Lifesciences Corp.(b)	75	16,489
IDEXX Laboratories, Inc.(b)	30	8,130
Intuitive Surgical, Inc.(b)	43	24,071
Medtronic PLC	500	57,720
ResMed, Inc.	54	8,584
Stryker Corp.	131	27,602
Zimmer Biomet Holdings, Inc.	75	11,093
		316,264
Health Care Facilities–0.14%
HCA Healthcare, Inc.	95	13,186
Health Care REITs–0.28%
Healthpeak Properties, Inc.	178	6,406
Ventas, Inc.	139	8,043
Welltower, Inc.	152	12,906
		27,355
Health Care Services–0.73%
Cigna Corp.	137	26,356
CVS Health Corp.	495	33,571
Laboratory Corp. of America Holdings(b)	35	6,139
Shares		Value
Health Care Services–(continued)
Quest Diagnostics, Inc.	47	$5,201
		71,267
Health Care Supplies–0.11%
Align Technology, Inc.(b)	26	6,685
DENTSPLY SIRONA, Inc.	78	4,368
		11,053
Health Care Technology–0.16%
Cerner Corp.	107	7,686
Veeva Systems, Inc., Class A(b)	52	7,624
		15,310
Home Furnishings–0.03%
Mohawk Industries, Inc.(b)	21	2,765
Home Improvement Retail–1.31%
Home Depot, Inc. (The)	412	93,977
Lowe’s Cos., Inc.	289	33,594
		127,571
Homebuilding–0.14%
D.R. Horton, Inc.	120	7,104
Lennar Corp., Class A	105	6,968
		14,072
Hotel & Resort REITs–0.04%
Host Hotels & Resorts, Inc.	249	4,069
Hotels, Resorts & Cruise Lines–0.41%
Carnival Corp.	172	7,487
Hilton Worldwide Holdings, Inc.	102	10,996
Marriott International, Inc., Class A	101	14,146
Royal Caribbean Cruises Ltd.	61	7,142
		39,771
Household Products–1.78%
Church & Dwight Co., Inc.	85	6,308
Clorox Co. (The)	45	7,079
Colgate-Palmolive Co.	319	23,536
Kimberly-Clark Corp.	128	18,335
Procter & Gamble Co. (The)	942	117,392
		172,650
Hypermarkets & Super Centers–1.15%
Costco Wholesale Corp.	166	50,716
Walmart, Inc.	536	61,367
		112,083
Industrial Conglomerates–1.37%
3M Co.	211	33,477
General Electric Co.	3,266	40,662
Honeywell International, Inc.	261	45,211
Roper Technologies, Inc.	37	14,121
		133,471
Industrial Gases–0.20%
Air Products and Chemicals, Inc.	82	19,574
Industrial Machinery–0.68%
Dover Corp.	53	6,034
Fortive Corp.	105	7,868
Illinois Tool Works, Inc.	118	20,648
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Industrial Machinery–(continued)
Ingersoll-Rand PLC	94	$12,524
Parker-Hannifin Corp.	50	9,784
Stanley Black & Decker, Inc.	59	9,400
		66,258
Industrial REITs–0.22%
Prologis, Inc.	235	21,827
Insurance Brokers–0.22%
Marsh & McLennan Cos., Inc.	193	21,589
Integrated Oil & Gas–1.91%
Chevron Corp.	695	74,462
Exxon Mobil Corp.	1,570	97,528
Occidental Petroleum Corp.	334	13,267
		185,257
Integrated Telecommunication Services–2.01%
AT&T, Inc.	2,746	103,305
Verizon Communications, Inc.	1,551	92,191
		195,496
Interactive Home Entertainment–0.29%
Activision Blizzard, Inc.	279	16,316
Electronic Arts, Inc.(b)	107	11,547
		27,863
Interactive Media & Services–5.43%
Alphabet, Inc., Class A(b)	224	320,943
Facebook, Inc., Class A(b)	908	183,334
IAC/InterActiveCorp.(b)	32	7,795
Snap, Inc., Class A(b)	303	5,569
Twitter, Inc.(b)	288	9,354
		526,995
Internet & Direct Marketing Retail–3.99%
Amazon.com, Inc.(b)	166	333,448
Booking Holdings, Inc.(b)	15	27,458
eBay, Inc.	284	9,531
Expedia Group, Inc.	45	4,880
MercadoLibre, Inc. (Argentina)(b)	18	11,934
		387,251
Internet Services & Infrastructure–0.15%
Akamai Technologies, Inc.(b)	58	5,414
VeriSign, Inc.(b)	46	9,575
		14,989
Investment Banking & Brokerage–0.86%
Charles Schwab Corp. (The)	417	18,994
E*TRADE Financial Corp.	80	3,410
Goldman Sachs Group, Inc. (The)	124	29,481
Morgan Stanley	438	22,890
TD Ameritrade Holding Corp.	183	8,689
		83,464
IT Consulting & Other Services–1.15%
Accenture PLC, Class A	241	49,455
Cognizant Technology Solutions Corp., Class A	205	12,583
DXC Technology Co.	78	2,487
International Business Machines Corp.	329	47,287
		111,812
Shares		Value
Life & Health Insurance–0.55%
Aflac, Inc.	266	$13,717
Lincoln National Corp.	68	3,705
MetLife, Inc.	332	16,504
Principal Financial Group, Inc.	101	5,348
Prudential Financial, Inc.	154	14,023
		53,297
Life Sciences Tools & Services–0.96%
Agilent Technologies, Inc.	117	9,659
Illumina, Inc.(b)	55	15,954
IQVIA Holdings, Inc.(b)	64	9,936
Mettler-Toledo International, Inc.(b)	9	6,815
Thermo Fisher Scientific, Inc.	146	45,726
Waters Corp.(b)	21	4,699
		92,789
Managed Health Care–1.57%
Anthem, Inc.	94	24,937
Centene Corp.(b)	220	13,818
Humana, Inc.	47	15,803
UnitedHealth Group, Inc.	358	97,537
		152,095
Metal & Glass Containers–0.09%
Ball Corp.	117	8,445
Mortgage REITs–0.05%
Annaly Capital Management, Inc.	503	4,909
Movies & Entertainment–1.57%
Netflix, Inc.(b)	165	56,940
Walt Disney Co. (The)	690	95,434
		152,374
Multi-line Insurance–0.25%
American International Group, Inc.	321	16,134
Hartford Financial Services Group, Inc. (The)	143	8,477
		24,611
Multi-Sector Holdings–1.19%
Berkshire Hathaway, Inc., Class B(b)	516	115,806
Multi-Utilities–1.13%
Ameren Corp.	96	7,877
CMS Energy Corp.	113	7,742
Consolidated Edison, Inc.	129	12,126
Dominion Energy, Inc.	314	26,925
DTE Energy Co.	79	10,476
NiSource, Inc.	131	3,840
Public Service Enterprise Group, Inc.	198	11,722
Sempra Energy	108	17,349
WEC Energy Group, Inc.	113	11,287
		109,344
Office REITs–0.21%
Alexandria Real Estate Equities, Inc.	47	7,670
Boston Properties, Inc.	59	8,458
Vornado Realty Trust	62	4,078
		20,206
Oil & Gas Equipment & Services–0.32%
Baker Hughes Co., Class A	224	4,852
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Oil & Gas Equipment & Services–(continued)
Halliburton Co.	313	$6,826
National Oilwell Varco, Inc.	131	2,700
Schlumberger Ltd.	490	16,420
		30,798
Oil & Gas Exploration & Production–0.79%
Apache Corp.	144	3,951
Cabot Oil & Gas Corp.	119	1,677
Concho Resources, Inc.	72	5,456
ConocoPhillips	389	23,118
Continental Resources, Inc.	25	680
Devon Energy Corp.	116	2,520
Diamondback Energy, Inc.	60	4,464
EOG Resources, Inc.	209	15,238
Hess Corp.	94	5,318
Marathon Oil Corp.	275	3,127
Noble Energy, Inc.	158	3,124
Pioneer Natural Resources Co.	63	8,505
		77,178
Oil & Gas Refining & Marketing–0.42%
Marathon Petroleum Corp.	237	12,916
Phillips 66	162	14,802
Valero Energy Corp.	150	12,647
		40,365
Oil & Gas Storage & Transportation–0.42%
Cheniere Energy, Inc.(b)	92	5,450
Kinder Morgan, Inc.	725	15,131
ONEOK, Inc.	158	11,829
Williams Cos., Inc. (The)	427	8,835
		41,245
Packaged Foods & Meats–1.13%
Campbell Soup Co.	68	3,291
Conagra Brands, Inc.	177	5,827
General Mills, Inc.	235	12,272
Hershey Co. (The)	52	8,069
Hormel Foods Corp.	197	9,310
JM Smucker Co. (The)	39	4,041
Kellogg Co.	131	8,935
Kraft Heinz Co. (The)	372	10,862
McCormick & Co., Inc.	45	7,352
Mondelez International, Inc., Class A	548	31,444
Tyson Foods, Inc., Class A	103	8,511
		109,914
Paper Packaging–0.10%
International Paper Co.	141	5,742
Westrock Co.	91	3,549
		9,291
Personal Products–0.18%
Coty, Inc., Class A	82	842
Estee Lauder Cos., Inc. (The), Class A	83	16,198
		17,040
Pharmaceuticals–4.75%
Allergan PLC	122	22,770
Bristol-Myers Squibb Co.	870	54,767
Elanco Animal Health, Inc.(b)	129	3,986
Shares		Value
Pharmaceuticals–(continued)
Eli Lilly and Co.	364	$50,829
Johnson & Johnson	989	147,232
Merck & Co., Inc.	942	80,485
Pfizer, Inc.	2,076	77,310
Zoetis, Inc.	176	23,621
		461,000
Property & Casualty Insurance–0.57%
Allstate Corp. (The)	123	14,581
Loews Corp.	94	4,836
Markel Corp.(b)	5	5,865
Progressive Corp. (The)	210	16,945
Travelers Cos., Inc. (The)	97	12,767
		54,994
Railroads–0.97%
CSX Corp.	280	21,375
Kansas City Southern	37	6,241
Norfolk Southern Corp.	98	20,405
Union Pacific Corp.	259	46,470
		94,491
Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	121	7,387
Regional Banks–1.06%
Citizens Financial Group, Inc.	157	5,853
Comerica, Inc.	48	2,936
Fifth Third Bancorp	274	7,795
First Republic Bank	59	6,542
Huntington Bancshares, Inc.	374	5,075
KeyCorp	345	6,455
M&T Bank Corp.	51	8,594
PNC Financial Services Group, Inc. (The)	165	24,511
Regions Financial Corp.	355	5,527
SVB Financial Group(b)	18	4,326
Truist Financial Corp.	496	25,579
		103,193
Research & Consulting Services–0.28%
CoStar Group, Inc.(b)	14	9,142
Equifax, Inc.	48	7,195
Verisk Analytics, Inc.	64	10,398
		26,735
Residential REITs–0.32%
AvalonBay Communities, Inc.	50	10,835
Equity Residential	143	11,880
Essex Property Trust, Inc.	26	8,054
		30,769
Restaurants–1.26%
Chipotle Mexican Grill, Inc.(b)	10	8,668
McDonald’s Corp.	282	60,339
Starbucks Corp.	424	35,968
Yum China Holdings, Inc. (China)	127	5,470
Yum! Brands, Inc.	112	11,846
		122,291
Retail REITs–0.25%
Realty Income Corp.	120	9,409
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Retail REITs–(continued)
Simon Property Group, Inc.	113	$15,046
		24,455
Semiconductor Equipment–0.47%
Applied Materials, Inc.	343	19,891
KLA Corp.	59	9,779
Lam Research Corp.	54	16,103
		45,773
Semiconductors–3.77%
Advanced Micro Devices, Inc.(b)	411	19,317
Analog Devices, Inc.	131	14,377
Broadcom, Inc.	144	43,943
Intel Corp.	1,610	102,927
Maxim Integrated Products, Inc.	97	5,832
Microchip Technology, Inc.	82	7,993
Micron Technology, Inc.(b)	410	21,767
NVIDIA Corp.	232	54,852
QUALCOMM, Inc.	451	38,475
Skyworks Solutions, Inc.	63	7,129
Texas Instruments, Inc.	346	41,745
Xilinx, Inc.	94	7,941
		366,298
Soft Drinks–1.83%
Coca-Cola Co. (The)	1,611	94,082
Monster Beverage Corp.(b)	145	9,657
PepsiCo., Inc.	522	74,135
		177,874
Specialized REITs–1.28%
American Tower Corp.	167	38,701
Crown Castle International Corp.	160	23,975
Digital Realty Trust, Inc.	83	10,208
Equinix, Inc.	32	18,871
Public Storage	58	12,978
SBA Communications Corp., Class A	43	10,731
Weyerhaeuser Co.	296	8,569
		124,033
Specialty Chemicals–0.71%
Celanese Corp.	41	4,243
DuPont de Nemours, Inc.	270	13,819
Ecolab, Inc.	105	20,591
PPG Industries, Inc.	93	11,145
Sherwin-Williams Co. (The)	34	18,938
		68,736
Specialty Stores–0.06%
Ulta Beauty, Inc.(b)	21	5,626
Steel–0.05%
Nucor Corp.	107	5,081
Shares		Value
Systems Software–5.83%
Microsoft Corp.	2,838	$483,113
NortonLifeLock, Inc.	216	6,139
Oracle Corp.	781	40,963
Palo Alto Networks, Inc.(b)	34	7,982
ServiceNow, Inc.(b)	71	24,014
VMware, Inc., Class A(b)	27	3,998
		566,209
Technology Hardware, Storage & Peripherals–5.67%
Apple, Inc.(c)	1,653	511,620
Dell Technologies, Inc., Class C(b)	91	4,438
Hewlett Packard Enterprise Co.	450	6,269
HP, Inc.	569	12,131
NetApp, Inc.	78	4,165
Seagate Technology PLC	98	5,585
Western Digital Corp.	105	6,877
		551,085
Tobacco–0.85%
Altria Group, Inc.	710	33,746
Philip Morris International, Inc.	590	48,793
		82,539
Trading Companies & Distributors–0.12%
Fastenal Co.	198	6,906
W.W. Grainger, Inc.	15	4,540
		11,446
Trucking–0.15%
Lyft, Inc., Class A(b)	74	3,514
Uber Technologies, Inc.(b)	311	11,286
		14,800
Water Utilities–0.09%
American Water Works Co., Inc.	67	9,125
Wireless Telecommunication Services–0.10%
T-Mobile US, Inc.(b)	117	9,265
Total Common Stocks & Other Equity Interests (Cost $8,266,131)		9,652,215
Money Market Funds–0.81%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)	26,631	26,631
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)	21,843	21,852
Invesco Treasury Portfolio, Institutional Class, 1.47%(d)	30,435	30,435
Total Money Market Funds (Cost $78,917)		78,918
TOTAL INVESTMENTS IN SECURITIES–100.18% (Cost $8,345,048)		9,731,133
OTHER ASSETS LESS LIABILITIES—(0.18)%		(17,644)
NET ASSETS–100.00%		$9,713,489
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco U.S. Managed Volatility Fund